Interest-bearing loans and borrowings - Other notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	May 31, 2017
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Face amount	$ 150,000,000	$ 150,000,000	$ 150,000,000.0
Other notes	150,000,000	150,000,000
Borrowing costs capitalised	$ 2,700,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Other notes, interest rate	7.50%		7.50%
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other notes	$ 148,166,000	147,619,000
Other borrowings
Disclosure of detailed information about borrowings [line items]
Face amount	150,000,000	150,000,000
Other notes	150,000,000	150,000,000
Other borrowings | Carrying value
Disclosure of detailed information about borrowings [line items]
Other notes	$ 148,166,000	$ 147,619,000